Revenue from sales and energy purchases (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of revenue description

Sales of electricity

Small demand segment: Residential use and public lighting (T1)	Relates to the highest demand average recorded over 15 consecutive minutes that is less than 10 kilowatts. In turn, this segment is subdivided into different residential categories based on consumption. This segment also includes a category for public lighting. Users are categorized by the Company according to their consumption.
Medium demand segment: Commercial and industrial customers (T2)	Relates to the highest demand average recorded over 15 consecutive minutes that is equal to or greater than 10 Kilowatts but less than 50 Kilowatts. The Company agrees with the user the supply capacity.
Large demand segment (T3)	Relates to the highest demand average recorded over 15 consecutive minutes that is greater than 50 Kilowatts. In turn, this segment is subdivided into categories according to the supply voltage -low, medium or high-, from voltages of up to 1 Kilovolt to voltages greater than 66 Kilovolts.
Other: (Shantytowns/ Wheeling system)	Revenue is recognized to the extent that a renewal of the Framework Agreement has been formalized for the period in which the service was rendered. In the case of the service related to the Wheeling system, revenue is recognized when the Company allows third parties (generators and large users) to access to the available transmission capacity within its distribution system upon payment of a wheeling fee.

The KWh price relating to the Company’s sales of electricity is determined by the ENRE by means of the periodic publication of electricity rate schedules (Note 2.b), for those distributors that are regulated by the aforementioned Regulatory Authority, based on the rate setting and adjustment process set forth in the Concession Agreement.

Other services

Right of use of poles	Revenue is recognized to the extent that the rental value of the right of use of the poles used by the Company’s electricity network has been agreed upon for the benefit of third parties.
Connection and reconnection charges	Relate to revenue accrued for the carrying out of the electricity supply connection of new customers or the reconnection of already existing users.

Energy purchases

Energy purchase	The Company bills its users the cost of its purchases of energy, which includes charges for purchases of energy and power. The Company purchases electric power at seasonal prices approved by the SE. The price of the Company’s electric power represents transmission costs and other regulatory charges.
Energy losses	Energy losses are equivalent to the difference between energy purchased and energy sold. These losses can be classified into technical and non-technical losses. Technical losses represent the energy lost during transmission and distribution within the network as a consequence of the natural heating of the conductors and transformers that carry electricity from power generation plants to users. Non-technical losses represent the remainder of the Company’s energy losses and are mainly due to the illegal use of its services or the theft of energy. Energy losses require that the Company purchase additional energy in order to meet the demand and its Concession Agreement allows it to recover from its users the cost of these purchases up to a loss factor specified in its concession for each rate category. The current loss factor recognized in the electricity rate by virtue of its concession amounts to approximately 10%.

Schedule of sales of electricity

	12.31.25		12.31.24		12.31.23
	GWh	$	GWh	$	GWh	$
Sales of electricity
Small demand segment: Residential use and public lighting (T1)	13,270	1,947,453	13,086	1,647,931	13,589	1,195,955
Medium demand segment: Commercial and industrial (T2)	1,527	360,815	1,515	340,590	1,552	225,269
Large demand segment (T3)	3,409	598,073	3,503	603,348	3,680	501,140
Other: (Shantytowns/Wheeling system)	4,745	69,768	4,622	85,442	4,721	76,435
Subtotal - Sales of electricity	22,951	2,976,109	22,726	2,677,311	23,542	1,998,799

Other services
Right of use of poles		12,242		8,175		8,405
Connection and reconnection charges		2,540		2,222		1,197
Subtotal - Other services		14,782		10,397		9,602

Total - Revenue		2,990,891		2,687,708		2,008,401

	12.31.25		12.31.24		12.31.23
	GWh	$	GWh	$	GWh	$

Energy purchases (1)	27,256	(1,737,628)	26,827	(1,534,378)	27,676	(1,314,715)

(1)	As of December 31, 2025, 2024 and 2023, include technical and non-technical energy losses for 4,305 GWh, 4,101 GWh and 4,134 GWh, respectively.